Statement of comprehensive income, profit or loss, by function of expense (Statement) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Profit or loss [abstract]
Interest income		€ 47,850	€ 31,432		€ 23,015
Financial Assets At Fair Value Through Other Comprehensive Income Interest And Other Income		3,098	3,110		1,880
Financial Assets At Amortized Cost Interest And Other Income		38,328	25,258		18,364
Other Interest Income Interest And Other Income		6,424	3,064		2,770
Interest expense		(24,761)	(12,309)	[1]	(8,329)
Interest income (expense)		23,089	19,124	[2]	14,686
Dividend income		118	123		176
Share of profit (loss) of associates and joint ventures accounted for using equity method		26	21		1
Fee and commission income		9,899	8,260	[3]	6,997
Fee and commission expense		(3,611)	(2,888)	[4]	(2,232)
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net		76	64		134
Gains Losses On Derecognition Of Financial Assets At Amortized Cost		41	8		27
Gains Losses On Derecognition Of Other Financial Assets And Liabilities		35	56		106
Gains or losses on financial assets and liabilities held for trading net		1,352	562		341
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Held For Trading		0	0		0
Reclassification Of Financial Assets From Amortized Cost To Held For Trading		0	0		0
Reclassification Of Other Gains Losses To Held For Trading		1,352	562		341
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value		337	(67)		432
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss		0	0		0
Reclassification Of Financial Assets From Amortized Cost To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss		0	0		0
Reclassification Of Other Gains Losses To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss		337	(67)		432
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net		96	150		335
Gain (loss) on hedge ineffectiveness recognised in profit or loss		(17)	(45)		(214)
Foreign exchange gain (loss)		339	1,275		883
Miscellaneous other operating income		619	528		661
Miscellaneous other operating expense		4,042	3,438		2,041
Income arising from insurance contracts	[5]	3,081	2,622	[6]	2,593	[7]
Expense arising from insurance contracts		(1,821)	(1,547)	[6]	(1,685)	[7]
Gross profit		29,542	24,743	[2]	21,066
Administrative expenses		10,905	9,373		8,296
Employee benefits expense		(6,530)	(5,601)	[8]	(5,046)
Other expense, by function		4,375	3,773	[9]	3,249
Depreciation and amortisation expense		(1,403)	(1,328)		(1,234)
Provision or reversal of provisions		(373)	(291)		(1,018)
Impairment loss on financial assets		4,428	3,379		3,034
Gains (losses) on financial assets at amortised cost		(4,386)	(3,303)		(3,017)
Impairment Financial Assets Measured At Fair Value Through Other Comprehensive Income		(42)	(76)		(17)
Profit (loss) from operating activities		12,432	10,372		7,484
Impairment or reversal of impairment investments in subsidiaries joint ventures and associates		(9)	42		0
Impairment or reversal of impairment on non financial assets		(54)	(27)		(221)
Impairment Or Reversal Of Impairment On Non Financial Tangible Assets		16	(53)		161
Impairment loss recognised in profit or loss, intangible assets and goodwill		26	25		19
Impairment or reversal of impairment on other non financial assets		12	55		41
Gains(losses) on derecognized of non financial assets and subsidiaries net		28	(11)		24
Negative goodwill recognised in profit and loss		0	0		0
Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations		22	(108)		(40)
Profit (loss) before tax		12,419	10,268	[2],[10]	7,247
Tax expense (income)		(4,003)	(3,505)	[10]	(1,909)
Profit (loss) from continuing operations		8,416	6,763		5,338
Profit (loss) from discontinued operations		0	0		280
Profit (loss)		8,416	6,763		5,618
Profit (loss), attributable to non-controlling interests		397	405	[11]	965
Profit (loss), attributable to owners of parent		€ 8,019	€ 6,358	[2],[12]	€ 4,653
Basic earnings (loss) per share		€ 1.29	€ 0.98	[12]	€ 0.67
Basic earnings (loss) per share from continuing operations		1.29	0.98	[12]	0.63
Diluted earnings (loss) per share from continuing operations		1.29	0.98	[12]	0.63
Basic earnings (loss) per share from discontinued operations		0	0	[12]	0.04
Diluted earnings (loss) per share from discontinued operations		€ 0	€ 0	[12]	€ 0.04

[1]	(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(2) Restated according to IFRS 17 - Insurance contracts, which had no material impacts for such period (see Notes 1.3 and 2.3).
[3]	(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[4]	(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[5]
(3) In general the transitional approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts (see Note 2.3).

[6]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[7]	(2) 2021 presented in accordance with IFRS 4.
[8]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[9]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[10]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[11]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[12]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).